UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Edgemoor Investment Advisors, Inc.

Address:   7250 Woodmont Avenue Suite 315 Bethesda, MD  20814


Form 13F File Number: 28-11064


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Paul P. Meehan
Title:  Compliance Officer
Phone:  301-543-8881

Signature,  Place,  and  Date  of  Signing:

/s/ Paul P. Meehan                 Bethesda, MD                       11/7/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             132

Form 13F Information Table Value Total:  $      482,467
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------ -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
3M Co.                                                    88579Y101    11419   123551                                 0      0    0
AES Trust III                                             00808N202     1653    33156                                 0      0    0
AGL Resources                                             001204106      840    20523                                 0      0    0
AT&T Inc.                                                 00206r102      530    14046                                 0      0    0
Aflac Inc.                                                001055102     7776   162415                                 0      0    0
AllianceBernstein Income Fund                             01881E101      146    16850                                 0      0    0
Amer Electric Power Co.                                   025537101     1743    39669                                 0      0    0
American Express Co.                                      025816109     6844   120369                                 0      0    0
American Intl. Group Inc.                                 026874784      934    28475                                 0      0    0
Amerigas Partners LP                                      030975106      885    20275                                 0      0    0
Annaly Mortgage Management                                035710409     6080   361031                                 0      0    0
Apache Corporation Convertible                            037411808     2195    44995                                 0      0    0
Apple Computer Inc.                                       037833100    12332    18486                                 0      0    0
Ares Capital Corporation                                  04010L103     6389   372775                                 0      0    0
Atlantic Power Corp.                                      04878Q863     5872   392518                                 0      0    0
Atmos Energy Corp.                                        049560105     1974    55157                                 0      0    0
Automatic Data Process.                                   053015103    14098   240341                                 0      0    0
BCE Inc.                                                  05534B760      832    18941                                 0      0    0
Bank of America Corp. Preferred L                         060505682     3948     3625                                 0      0    0
Bank of New York                                          064058100      368    16248                                 0      0    0
Becton Dickinson Co                                       075887109     7851    99931                                 0      0    0
Berkshire Hathaway Inc. - A                               084670108      265        2                                 0      0    0
Berkshire Hathaway Inc. - B                               084670702    17106   193943                                 0      0    0
Biomed Realty Tr PFD A                                    09063H206     3406   133965                                 0      0    0
Black Rock Build America Bond Trust                       09248X100     3433   146388                                 0      0    0
Boardwalk Pipeline Partners, LP                           096627104      272     9750                                 0      0    0
Buckeye Partners LP                                       118230101     1661    34625                                 0      0    0
Canadian Natural Resources Ltd.                           136385101     3373   109533                                 0      0    0
CenterPoint Energy                                        15189T107      683    32089                                 0      0    0
Chevrontexaco Corp.                                       166764100     1158     9932                                 0      0    0
Cigna Corp.                                               125509109      418     8856                                 0      0    0
Cisco Systems Inc.                                        17275r102     8001   419017                                 0      0    0
Coca Cola Company                                         191216100      258     6800                                 0      0    0
Colgate-Palmolive Co.                                     194162103      204     1900                                 0      0    0
CommonWealth Reit Pref D                                  203233408      582    24745                                 0      0    0
Commonwealth Reit Preferred P                             203233606     1578    60566                                 0      0    0
Compass Minerals International                            20451N101     4820    64617                                 0      0    0
ConocoPhillips                                            20825C104      493     8614                                 0      0    0
Constellation Energy Preferred A                          210387205      224     8580                                 0      0    0
Corts Provident Trust 1 Pfd.                              22080X203      521    18830                                 0      0    0
Cross Timbers Royalty Trust                               22757R109      752    23940                                 0      0    0
Danaher Corp. Del                                         235851102      828    15012                                 0      0    0
Devon Energy Corp.                                        25179M103     7982   131934                                 0      0    0
Digital Realty Trust Inc. Pfd Ser F                       253868806      594    22525                                 0      0    0
Dominion Resources Inc.                                   25746U109     3135    59216                                 0      0    0
Duke Energy Corp.                                         26441C204     2689    41507                                 0      0    0
Enbridge Energy Mgmt                                      29250X103     3178   100381                                 0      0    0
Enbridge Energy Ptrs. LP                                  29250R106     1172    39796                                 0      0    0
Energy Transfer Equity L.P.                               29273V100     1051    23250                                 0      0    0
Energy Transfer Partners                                  29273R109     4008    94159                                 0      0    0
Enerplus Corporation.                                     292766102     2107   126825                                 0      0    0
Enterprise Products Pptns Lp                              293792107     2432    45374                                 0      0    0
Exelon Corp.                                              30161N101     5152   144793                                 0      0    0
ExxonMobil Corp.                                          30231G102    16780   183493                                 0      0    0
Felcor Lodging Trust Inc. Pfd. A                          31430F200     2741   103115                                 0      0    0
Felcor Lodging Trust Inc. Pfd. C                          31430F507     1329    49672                                 0      0    0
France Telecom ADS                                        35177q105     4273   349694                                 0      0    0
General Dynamics Corp.                                    369550108     5613    84890                                 0      0    0
General Electric Co.                                      369604103    13641   600665                                 0      0    0
Gilead Sciences Inc.                                      375558103      322     4850                                 0      0    0

                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------ -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
Google Inc. Cl A                                          38259p508     9530    12631                                 0      0    0
HSBC USA Inc. Series G Dep Shares                         404288H88      775    33295                                 0      0    0
HSBC USA, Inc. Preferred D                                40428H706     1544    60634                                 0      0    0
Health Care REIT Inc.                                     42217K106     1549    26830                                 0      0    0
Horsehead Holding Corp.                                   440694305     1661   177450                                 0      0    0
Intel Corp.                                               458140100     9763   430942                                 0      0    0
International Business Machines Corp.                     459200101      360     1738                                 0      0    0
Ishares Emerging Markets Fund                             464287234      428    10367                                 0      0    0
Johnson & Johnson                                         478160104    14382   208702                                 0      0    0
Johnson Controls Inc.                                     478366107     8974   327509                                 0      0    0
Kinder Morgan Energy Ptrs.                                494550106     4366    52919                                 0      0    0
Kinder Morgan Mgmt.                                       49455U100     8832   115603                                 0      0    0
Linn Energy, LLC                                          536020100      412    10000                                 0      0    0
Lowe's Companies Inc.                                     548661107    14387   475773                                 0      0    0
MFA Mortgage Investments Pfd. A                           55272X201      360    13800                                 0      0    0
Magellan Midstream Partners LP COM                        559080106      427     4880                                 0      0    0
Markel Corp.                                              570535104      382      834                                 0      0    0
Methanex Corp.                                            59151K108      883    30925                                 0      0    0
Microsoft Corp.                                           594918104    12701   426773                                 0      0    0
National Grid PLC ADR                                     636274300     7577   136869                                 0      0    0
National Oilwell Varco, Inc.                              637071101     3208    40050                                 0      0    0
Nextera Energy Corp                                       65339F101     1815    25806                                 0      0    0
Noble Corp.                                               H5833N103     4483   125303                                 0      0    0
Norfolk Southern Corp.                                    655844108      226     3547                                 0      0    0
Northeast Utilities                                       664397106     1168    30544                                 0      0    0
Novartis AG ADR                                           66987V109    15736   256876                                 0      0    0
Nustar Energy LP                                          67058H102     2126    41791                                 0      0    0
Nuveen Build America Bond Opportunity Fund                67074Q102      419    19017                                 0      0    0
Nuveen Floating Rate Income Fund                          67072T108     1101    88072                                 0      0    0
Occidental Pete Corp.                                     674599105      202     2350                                 0      0    0
Oneok Inc.                                                682680103      585    12103                                 0      0    0
PNC Financial Services Group                              693475105     8385   132882                                 0      0    0
PPL Corp.                                                 69351T106      875    30107                                 0      0    0
Pembina Pipeline Corp.                                    706327103     4968   176804                                 0      0    0
Penn West Energy Trust                                    707887105      854    60005                                 0      0    0
Pepsico Inc.                                              713448108      515     7278                                 0      0    0
Pfizer Inc.                                               717081103    11341   456384                                 0      0    0
Philip Morris International                               718172109      298     3314                                 0      0    0
Plains All American Pipeline Lp                           726503105      425     4817                                 0      0    0
Potomac Electric Pwr Co.                                  713291102      460    24334                                 0      0    0
Procter & Gamble Co.                                      742718109     7210   103945                                 0      0    0
Prudential Financial Inflation                            744320409     1764    64019                                 0      0    0
RLJ Lodging Trust                                         749607107      221    11700                                 0      0    0
SPDR Barclays Capital High Yield Bond                     78464A417     1444    35910                                 0      0    0
Schlumberger Ltd.                                         806857108      262     3617                                 0      0    0
Spectra Energy                                            847560109     5930   201992                                 0      0    0
Steel Dynamics, Inc.                                      858119100     3738   332536                                 0      0    0
Sunstone Hotel Investors Pfd. A                           867892200     1030    41040                                 0      0    0
TC Pipelines LP                                           87233Q108      581    12865                                 0      0    0
Telefonica SA ADR                                         879382208     1720   129520                                 0      0    0
Texas Instruments Inc.                                    882508104      270     9806                                 0      0    0
Thermo Fisher Scientific Inc.                             883556102     5882    99983                                 0      0    0
Tupperware Corp.                                          899896104     6381   119078                                 0      0    0
United Parcel Service - B                                 911312106     9187   128367                                 0      0    0
United Technologies Corp. Preferred A                     913017117     2885    51430                                 0      0    0
Vanguard Emerging Markets Stock ETF                       922042858      216     5167                                 0      0    0
Verizon Communications                                    92343v104     4727   103735                                 0      0    0
Virginia Commerce Banccorp Inc.                           92778Q109      381    43505                                 0      0    0
Vodaphone Group ADR                                       92857W209     4647   163040                                 0      0    0
WPX Energy, Inc.                                          98212B103     1205    72606                                 0      0    0

                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------ -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
Wal-Mart Stores Inc.                                      931142103     1144    15508                                 0      0    0
Walgreen Company                                          931422109      219     6000                                 0      0    0
Wellpoint Inc.                                            94973V107     9663   166576                                 0      0    0
Wells Fargo & Co.                                         949746101      504    14602                                 0      0    0
Wells Fargo & Co. Pfd A                                   949746804     5392     4356                                 0      0    0
Westar Energy Inc.                                        95709T100     2548    85895                                 0      0    0
Wisdom Tree Asia-Pacific ex-Japan Fund                    97717W828      336     5200                                 0      0    0
Wisdom Tree Small Cap                                     97717W562     6708   119579                                 0      0    0
WisdomTree Emerging Markets                               97717W315    12631   235340                                 0      0    0
WisdomTree International Large-Cap Div                    97717W794      212     4995                                 0      0    0
Xcel Energy Inc.                                          98389B100     1765    63680                                 0      0    0
iShares Barclay 1-3 Year Credit Bond                      464288646      241     2280                                 0      0    0